SHARE REPURCHASE PROGRAM (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Jun. 30, 2018 USD ($)
Repurchase of shares cost | ¥	¥ 2,750		¥ 3,050		¥ 36,843
American depositary shares
Authorized amount | $						$ 20,000
Shares repurchased during the year (in ADS shares) | shares	128,562	128,562	153,279	153,279
Repurchase of shares cost	¥ 2,750	$ 432	¥ 3,050	$ 467
Average price per share (in dollars per share) | $ / shares		$ 3.31		$ 2.92